UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2016

DATE OF REPORTING PERIOD: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2016 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (18.7%)
		Consumer Discretionary (6.2%)
60,000		Ctrip.com International, Ltd. 1.250%, 10/15/18	$77,037
215,000		Jarden Corp. 1.125%, 03/15/34	272,430
320,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	534,368
225,000		Liberty Media Corp. 1.375%, 10/15/23	223,295
		Priceline Group, Inc.
150,000		1.000%, 03/15/18	214,681
130,000		0.900%, 09/15/21	131,087
145,000		Tesla Motors, Inc. 1.250%, 03/01/21	124,284

			1,577,182

		Financials (0.6%)
135,000		Ares Capital Corp. 4.750%, 01/15/18	137,356

		Health Care (2.5%)
80,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	95,029
35,000		Gilead Sciences, Inc. 1.625%, 05/01/16	143,600
110,000		Hologic, Inc.‡ 0.000%, 12/15/43	137,104
175,000		Illumina, Inc. 0.000%, 06/15/19	181,443
59,000		Molina Healthcare, Inc. 1.625%, 08/15/44	74,351

			631,527

		Industrials (1.7%)
85,000		Air Lease Corp. 3.875%, 12/01/18	113,704
60,000	EUR	Safran, SA 0.000%, 12/31/20	64,366
250,000		Siemens, AG 1.050%, 08/16/17	261,605

			439,675

		Information Technology (7.3%)
38,000		Citrix Systems, Inc. 0.500%, 04/15/19	42,526
85,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	101,214
200,000		Intel Corp. 3.250%, 08/01/39	317,423
65,000		Lam Research Corp. 0.500%, 05/15/16	87,059
140,000		Microchip Technology, Inc. 1.625%, 02/15/25	143,234
105,000		NVIDIA Corp. 1.000%, 12/01/18	187,348
140,000		ON Semiconductor Corp.* 1.000%, 12/01/20	125,418
105,000		Red Hat, Inc. 0.250%, 10/01/19	130,320

PRINCIPAL AMOUNT		VALUE

205,000	Salesforce.com, Inc. 0.250%, 04/01/18	$253,776
122,000	ServiceNow, Inc. 0.000%, 11/01/18	132,213
115,000	Workday, Inc. 0.750%, 07/15/18	130,267
200,000	Yahoo!, Inc. 0.000%, 12/01/18	198,039

		1,848,837

	Materials (0.4%)
102,000	RTI International Metals, Inc. 1.625%, 10/15/19	107,116

	TOTAL CONVERTIBLE BONDS (Cost $4,363,862)	4,741,693

CORPORATE BONDS (5.7%)
	Consumer Discretionary (2.8%)
53,000	Dana Holding Corp. 5.500%, 12/15/24	50,052
	DISH DBS Corp.
70,000	5.875%, 07/15/22	66,675
70,000	5.125%, 05/01/20	69,738
140,000	Expedia, Inc. 5.950%, 08/15/20	155,993
65,000	GameStop Corp.* 6.750%, 03/15/21	62,806
100,000	Home Depot, Inc. 2.700%, 04/01/23	103,779
140,000	L Brands, Inc. 5.625%, 02/15/22	152,337
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	27,641
20,000	PVH Corp. 4.500%, 12/15/22	20,525

		709,546

	Consumer Staples (0.6%)
135,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	145,726

	Financials (0.5%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	50,944
70,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	72,900

		123,844

	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	30,356

	Industrials (0.2%)
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	57,638

	Information Technology (1.2%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,550
65,000	Apple, Inc. 3.450%, 05/06/24	69,301

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	$73,594
135,000	Google, Inc. 3.375%, 02/25/24	147,545

		310,990

	Materials (0.3%)
65,000	Alcoa, Inc. 5.125%, 10/01/24	62,441

	TOTAL CORPORATE BONDS (Cost $1,413,588)	1,440,541

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.6%)
	Consumer Staples (0.5%)
1,650	Tyson Foods, Inc. 4.750%	122,892

	Energy (0.8%)
2,900	Hess Corp. 8.000%	195,518

	Financials (2.7%)
4,550	Affiliated Managers Group, Inc. 5.150%	252,383
2,000	American Tower Corp. 5.250%	210,400
2,000	Crown Castle International Corp. 4.500%	214,400

		677,183

	Health Care (2.9%)
310	Allergan, PLC 5.500%	284,933
9,495	Anthem, Inc. 5.250%	443,322

		728,255

	Industrials (0.8%)
1,830	Stanley Black & Decker, Inc. 6.250%	206,369

	Telecommunication Services (0.6%)
2,300	T-Mobile USA, Inc. 5.500%	152,260

	Utilities (1.3%)
2,800	Dominion Resources, Inc. 6.375%	140,840
2,800	Exelon Corp. 6.500%	137,844
1,000	NextEra Energy, Inc. 6.371%	61,050

		339,734

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,288,792)	2,422,211

NUMBER OF SHARES		VALUE

COMMON STOCKS (61.4%)
	Consumer Discretionary (7.9%)
430	Amazon.com, Inc.#	$255,265
2,125	Comcast Corp. - Class A	129,795
4,010	Home Depot, Inc.	535,054
7,220	Nike, Inc. - Class B	443,814
5,480	Starbucks Corp.	327,156
3,100	Walt Disney Company	307,861

		1,998,945

	Consumer Staples (8.0%)
9,154	Coca-Cola Company	424,654
2,125	Costco Wholesale Corp.	334,857
6,500	Mondelez International, Inc. - Class A	260,780
2,925	PepsiCo, Inc.	299,754
1,550	Philip Morris International, Inc.	152,071
3,635	Procter & Gamble Company	299,197
3,000	Walgreens Boots Alliance, Inc.	252,720

		2,024,033

	Energy (4.3%)
1,525	Anadarko Petroleum Corp.	71,019
1,175	Chevron Corp.	112,095
1,200	EOG Resources, Inc.	87,096
4,750	Exxon Mobil Corp.	397,053
4,280	Occidental Petroleum Corp.	292,880
1,665	Schlumberger, Ltd.	122,794

		1,082,937

	Financials (10.0%)
5,945	American International Group, Inc.	321,327
3,200	Bank of New York Mellon Corp.	117,856
8,600	Citigroup, Inc.	359,050
665	Intercontinental Exchange, Inc.	156,368
10,165	JPMorgan Chase & Company	601,971
5,154	MetLife, Inc.	226,467
3,320	State Street Corp.	194,287
11,800	Wells Fargo & Company	570,648

		2,547,974

	Health Care (7.7%)
785	Alexion Pharmaceuticals, Inc.#	109,288
1,960	Celgene Corp.#	196,176
650	Gilead Sciences, Inc.	59,709
3,900	Johnson & Johnson	421,980
6,170	Merck & Company, Inc.	326,455
8,275	Pfizer, Inc.	245,271
2,550	Stryker Corp.	273,589
2,935	Zimmer Biomet Holdings, Inc.	312,959

		1,945,427

	Industrials (9.7%)
850	3M Company	141,636
1,680	Boeing Company	213,259
4,000	CSX Corp.	103,000
3,850	Delta Air Lines, Inc.	187,418
2,475	Eaton Corp., PLC	154,836
12,800	General Electric Company	406,912
2,550	Honeywell International, Inc.	285,727
700	Lockheed Martin Corp.	155,050
1,300	Northrop Grumman Corp.	257,270
1,400	Union Pacific Corp.	111,370

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,850	United Parcel Service, Inc. - Class B	$300,589
1,359	United Technologies Corp.	136,036

		2,453,103

	Information Technology (12.9%)
3,125	Accenture, PLC - Class A	360,625
810	Alphabet, Inc. - Class A#	617,949
9,235	Apple, Inc.	1,006,523
1,900	Facebook, Inc. - Class A#	216,790
2,865	MasterCard, Inc. - Class A	270,743
11,850	Microsoft Corp.	654,475
3,300	Oracle Corp.	135,003

		3,262,108

	Utilities (0.9%)
1,990	NextEra Energy, Inc.	235,497

	TOTAL COMMON STOCKS (Cost $12,882,869)	15,550,024

SHORT TERM INVESTMENT (4.6%)
1,153,982	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,153,982)	1,153,982

TOTAL INVESTMENTS (100.0%) (Cost $22,103,093)		25,308,451

LIABILITIES, LESS OTHER ASSETS (0.0%)		(7,061)

NET ASSETS (100.0%)		$25,301,390

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	European Monetary Unit	04/28/16	8,000	$9,110	$11
Brown Brothers Harriman	Mexican Peso	04/28/16	284,000	16,401	867
JPMorgan Chase Bank N.A.	Mexican Peso	04/28/16	65,000	3,754	220

					$1,098

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman	European Monetary Unit	04/28/16	23,000	$26,190	$(1,098)
JPMorgan Chase Bank N.A.	European Monetary Unit	04/28/16	7,000	7,971	(184)
Northern Trust Company	European Monetary Unit	04/28/16	6,000	6,832	2
UBS AG	European Monetary Unit	04/28/16	71,000	80,849	(2,700)
Citibank N.A.	Mexican Peso	04/28/16	349,000	20,155	(1,315)

					$(5,295)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2016.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Significant Accounting Policies. The schedule of investments has been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised.

Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2016, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows:

Cost basis of investments	$22,131,751

Gross unrealized appreciation	3,956,265
Gross unrealized depreciation	(779,565)

Net unrealized appreciation (depreciation)	$3,176,700

NOTE 3 — SECURITIES LENDING

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. The Portfolio has the right to call a loan and obtain the securities loaned at any time. At March 31, 2016, the Portfolio did not have any securities on loan to broker-dealers and banks.

NOTE 4 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$4,741,693	$—	$4,741,693
Corporate Bonds	—	1,440,541	—	1,440,541
Convertible Preferred Stocks	2,169,828	252,383	—	2,422,211
Common Stocks U.S.	15,550,024	—	—	15,550,024
Short Term Investment	1,153,982	—	—	1,153,982
Forward Foreign Currency Contracts	—	1,100	—	1,100

Total	$18,873,834	$6,435,717	$—	$25,309,551

Liabilities:
Forward Foreign Currency Contracts	$—	$5,297	$—	$5,297

Total	$—	$5,297	$—	$5,297

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2016

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 4, 2016